Long-term Debt - Summary of Fair Value Information for Convertible Instrument (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Aug. 26, 2022
Debt Instrument [Line Items]
Total fair value of convertible note instrument	$ 44,598	$ 60,000
Level 2
Debt Instrument [Line Items]
Fair value of convertible note	33,611	35,104
Level 3
Debt Instrument [Line Items]
Fair value of embedded conversion feature	$ 10,987	$ 24,896